Summary of Significant Accounting Policies - Subscription Receivable (Details)	1 Months Ended
	Oct. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies
Subscription receivable		$ 10	$ 10
AVAX
Summary of Significant Accounting Policies
Number of digital assets to be received	192,923